Related Party Transactions - Additional information (Details) - USD ($)			3 Months Ended	4 Months Ended		9 Months Ended
	Nov. 23, 2020	Aug. 21, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Nov. 27, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party				$ 124,826	$ 124,826
Promissory note - related party			$ 0	0	0	$ 0
Exercise price of warrants							$ 11.50
Administrative Support Agreement
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party			$ 30,000	0		$ 90,000
Sponsor
Related Party Transaction [Line Items]
Face amount		$ 300,000
Affiliate
Related Party Transaction [Line Items]
Administrative expenses - related party	$ 10,000
Related Party Loans
Related Party Transaction [Line Items]
Exercise price of warrants			$ 1.00			$ 1.00
Working capital Loans outstanding			$ 0	$ 0	$ 0	$ 0
Public Offering
Related Party Transaction [Line Items]
Exercise price of warrants							$ 11.50